T. ROWE PRICE New Asia Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 21.4%
Common Stocks 17.9%
Alibaba Group Holding (HKD)  4,054,040 39,893
China Resources Mixc Lifestyle Services (HKD)  7,018,800 19,675
CRRC, Class H (HKD)  18,029,000 11,172
Greentown Service Group (HKD)  8,188,000 3,582
H World Group (HKD)  2,050,000 6,165
H World Group, ADR (USD)  336,614 10,098
Haitian International Holdings (HKD)  5,048,000 14,646
Kanzhun, ADR (USD)  1,116,245 15,159
KE Holdings, ADR (USD)  1,442,777 19,982
PDD Holdings, ADR (USD) (1) 170,302 21,950
Shandong Weigao Group Medical Polymer, Class H (HKD)  12,564,400 6,376
Silergy (TWD)  1,570,000 21,706
TAL Education Group, ADR (USD) (1) 650,000 6,513
Tencent Holdings (HKD)  2,867,260 132,314
Tsingtao Brewery, Class H (HKD) (2) 2,046,000 13,071
Yum China Holdings (HKD)  231,900 7,001
Yum China Holdings (USD)  282,848 8,553
357,856
Common Stocks - China A Shares 3.5%
CRCC, A Shares (CNH)  14,421,670 15,243
Hongfa Technology, A Shares (CNH)  5,802,994 22,012
Shenzhen Inovance Technology, A Shares (CNH)  1,554,808 10,033
WUS Printed Circuit Kunshan, A Shares (CNH)  1,953,590 9,098
Zhejiang Dingli Machinery, A Shares (CNH)  1,925,200 13,998
70,384
Total China (Cost $362,043) 428,240
HONG KONG 3.5%
Common Stocks 3.5%
AIA Group  5,673,000 37,946
HKT Trust & HKT  8,812,000 10,673
Kerry Properties  3,808,000 6,487
Yue Yuen Industrial Holdings  8,855,000 14,455
Total Hong Kong (Cost $42,809) 69,561

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 19.3%
Common Stocks 19.3%
Axis Bank  1,725,021 24,097
HDFC Bank  1,285,407 24,840
HDFC Life Insurance  4,976,680 42,609
Hindustan Unilever  756,379 24,471
ICICI Bank  3,648,784 53,186
Indraprastha Gas  3,491,326 22,894
Info Edge India  419,174 35,250
Infosys, ADR (USD) (2) 2,398,126 53,071
Larsen & Toubro  227,551 10,392
Page Industries  17,607 8,929
Power Grid Corp. of India  2,715,687 11,311
Reliance Industries  1,335,020 48,131
Shriram Finance  373,227 13,094
Zomato (1) 4,830,219 13,283
Total India (Cost $272,876) 385,558
INDONESIA 5.0%
Common Stocks 5.0%
Bank Central Asia  90,088,000 57,045
Bank Rakyat Indonesia Persero  68,368,700 19,672
Semen Indonesia Persero  29,691,200 7,145
Telkom Indonesia Persero  85,452,200 15,177
Total Indonesia (Cost $73,699) 99,039
MALAYSIA 1.1%
Common Stocks 1.1%
CIMB Group Holdings  14,066,500 22,744
Total Malaysia (Cost $16,300) 22,744
NETHERLANDS 1.5%
Common Stocks 1.5%
ASML Holding (USD)  33,030 30,939
Total Netherlands (Cost $6,586) 30,939

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala Land  5,613,000 2,842
BDO Unibank  6,368,710 14,981
SM Investments  551,230 8,591
Universal Robina  3,893,180 7,944
Total Philippines (Cost $38,233) 34,358
SINGAPORE 3.5%
Common Stocks 3.5%
DBS Group Holdings  2,250,160 61,662
Sea, ADR (USD) (1) 120,862 7,941
Total Singapore (Cost $29,321) 69,603
SOUTH KOREA 12.9%
Common Stocks 12.9%
Hyundai Mobis  119,474 19,330
KB Financial Group  236,157 15,267
KT  821,127 23,912
LG Chem  52,890 11,894
NAVER  103,209 13,164
Samsung Electronics  2,484,403 153,194
Samsung Fire & Marine Insurance  41,118 11,181
SK Hynix  70,863 10,163
Total South Korea (Cost $148,368) 258,105
SWITZERLAND 1.0%
Common Stocks 1.0%
Cie Financiere Richemont, Class A  134,482 20,513
Total Switzerland (Cost $12,410) 20,513
TAIWAN 20.9%
Common Stocks 20.9%
Accton Technology  933,000 14,625
Chailease Holding  5,173,591 24,136
Delta Electronics  2,199,000 28,244

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Giant Manufacturing  1,606,000 11,640
Hon Hai Precision Industry  2,635,000 16,165
MediaTek  574,000 21,861
Merida Industry  1,775,000 13,593
Taiwan Semiconductor Manufacturing  9,835,574 286,917
Total Taiwan (Cost $119,549) 417,181
THAILAND 1.7%
Common Stocks 1.7%
SCB X  7,114,600 20,581
WHA  93,488,300 13,769
Total Thailand (Cost $33,728) 34,350
UNITED STATES 0.3%
Common Stocks 0.3%
Coupang (1) 324,650 6,736
Total United States (Cost $5,717) 6,736
VIETNAM 2.1%
Common Stocks 2.1%
Asia Commercial Bank  12,472,670 12,753
Bank for Foreign Trade of Vietnam (1) 3,110,624 10,995
Hoa Phat Group (1) 16,163,730 17,455
Total Vietnam (Cost $31,762) 41,203
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 85,198,762 85,199
Total Short-Term Investments (Cost $85,199) 85,199

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 31,289,228 31,289
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 31,289
Total Securities Lending Collateral (Cost $31,289) 31,289
Total Investments in Securities  101.8%
(Cost $1,309,889) $ 2,034,618
Other Assets Less Liabilities (1.8)% (36,756)
Net Assets 100.0% $ 1,997,862
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 1,265++
Totals $ —# $ — $ 1,265+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 77,470  ¤  ¤ $ 116,488
Total $ 116,488^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,265 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $116,488.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Asia Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Asia Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F39-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 180,942 $ 1,737,188 $ — $ 1,918,130
Short-Term Investments 85,199 — — 85,199
Securities Lending Collateral 31,289 — — 31,289
Total $ 297,430 $ 1,737,188 $ — $ 2,034,618